Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

Note 7. Property, Plant and Equipment, Net

The components of property, plant and equipment as of December 31 were as follows (in millions of dollars):

	Range of Useful Lives (years)	2013	2012
Land	-	$247	$257
Leasehold improvements and buildings	12 - 40	3,385	2,929
Technical equipment and machinery	3 - 30	10,348	8,103
Factory, office and other equipment	3 - 19	1,849	1,640
Special tooling	3 - 12	8,974	7,526
Construction in progress, including advance payments related to plant and equipment	-	1,535	3,125

		26,338	23,580
Accumulated depreciation and amortization		(10,267)	(8,089)

Total		$16,071	$15,491

Depreciation and amortization of property, plant and equipment was $2,554 million, $2,352 million and $2,575 million for the years ended December 31, 2013, 2012 and 2011, respectively.